Related Parties Disclosures - Schedule of Related Party Transactions (Details) - Other related parties [member]	6 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Schedule of Related Party Transactions [Line Items]
Payments made on behalf by director	RM 3,467	$ 823	RM 23,944
Employee benefit expenses charged from related parties			12,000
Selling and administrative expenses charged from related parties			RM 8,495